Parent company only condensed financial information - Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncurrent assets
Total noncurrent assets	¥ 2,709,390	¥ 2,508,106
Current assets
Prepayments and other receivables	905,691	1,078,604
Cash and cash equivalents	1,379,473	1,907,776	¥ 1,399,370	¥ 3,055,194
Total current assets	5,358,968	6,374,276
Total assets	8,068,358	8,882,382	9,340,607
Equity
Share capital	78	78
Shares held for share incentive scheme	(149,544)	(149,544)
Reserves	10,989,851	10,953,072	10,512,631	10,639,931
Accumulated losses	(7,873,614)	(7,510,899)
Equity attributable to equity owners of the Company	2,966,771	3,292,707
Noncurrent liabilities
Trade and other payables	28,283	132,833
Total noncurrent liabilities	47,488	158,006
Current liabilities
Trade and other payables	1,981,288	2,531,273
Total current liabilities	5,073,078	5,446,321
Total liabilities	5,120,566	5,604,327	5,505,525
Total equity and liabilities	8,068,358	8,882,382
Parent company
Noncurrent assets
Interest in subsidiaries	2,181,554	1,764,074
Total noncurrent assets	2,181,554	1,764,074
Current assets
Amount due from subsidiaries	803,173	1,641,677
Prepayments and other receivables	435	448
Cash and cash equivalents	3,267	7,327	¥ 6,454	¥ 31,857
Total current assets	806,875	1,649,452
Total assets	2,988,429	3,413,526
Equity
Share capital	78	78
Shares held for share incentive scheme	(149,544)	(149,544)
Reserves	10,989,851	10,953,072
Accumulated losses	(7,873,614)	(7,510,899)
Equity attributable to equity owners of the Company	2,966,771	3,292,707
Noncurrent liabilities
Trade and other payables		88,280
Total noncurrent liabilities		88,280
Current liabilities
Trade and other payables	21,658	32,539
Total current liabilities	21,658	32,539
Total liabilities	21,658	120,819
Total equity and liabilities	¥ 2,988,429	¥ 3,413,526